Pioneer Disciplined
Growth Fund

Schedule of Investments| May 31, 2020

Ticker Symbols:
Class A         PINDX
Class C         INDCX
Class Y         INYDX

Schedule of Investments | 5/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	Auto Components - 0.6%
114,797	Aptiv Plc	$8,649,954
	Total Auto Components	$8,649,954
	Banks - 0.5%
33,826(a)	SVB Financial Group	$7,264,133
	Total Banks	$7,264,133
	Beverages - 1.2%
134,023	PepsiCo., Inc.	$17,630,726
	Total Beverages	$17,630,726
	Capital Markets - 1.6%
248,601	Charles Schwab Corp.	$8,927,262
44,227	S&P Global, Inc.	14,374,660
	Total Capital Markets	$23,301,922
	Commercial Services & Supplies - 0.7%
90,244	Waste Management, Inc.	$9,633,547
	Total Commercial Services & Supplies	$9,633,547
	Communications Equipment - 2.7%
96,509(a)	Arista Networks, Inc.	$22,530,991
117,463	Motorola Solutions, Inc.	15,896,268
	Total Communications Equipment	$38,427,259
	Diversified Financial Services - 2.3%
180,532(a)	Berkshire Hathaway, Inc., Class B	$33,503,129
	Total Diversified Financial Services	$33,503,129
	Electric Utilities - 0.8%
42,043	NextEra Energy, Inc.	$10,744,509
	Total Electric Utilities	$10,744,509
	Electrical Equipment - 1.7%
110,206	Rockwell Automation, Inc.	$23,822,129
	Total Electrical Equipment	$23,822,129
	Electronic Equipment, Instruments & Components - 3.6%
371,993	Amphenol Corp.	$35,919,644
137,301	CDW Corp.	15,228,054
	Total Electronic Equipment, Instruments & Components	$51,147,698
	Entertainment - 1.3%
147,112(a)	Electronic Arts, Inc.	$18,077,122
	Total Entertainment	$18,077,122
	Equity Real Estate Investment Trusts (REITs) - 1.6%
95,659	Essex Property Trust, Inc.	$23,223,135
	Total Equity Real Estate Investment Trusts (REITs)	$23,223,135
	Health Care - 1.9%
180,568	Johnson & Johnson	$26,859,490
	Total Health Care	$26,859,490
	Health Care Equipment & Supplies - 4.5%
43,275(a)	ABIOMED, Inc.	$9,689,272
22,833	Cooper Cos., Inc.	7,237,604
153,283(a)	Hologic, Inc.	8,123,999
266,285	Medtronic Plc	26,250,375
95,773	Zimmer Biomet Holdings, Inc.	12,099,961
	Total Health Care Equipment & Supplies	$63,401,211
	Health Care Providers & Services - 3.0%
58,574	Anthem, Inc.	$17,227,199
84,778	UnitedHealth Group, Inc.	25,844,573
	Total Health Care Providers & Services	$43,071,772
	Household Products - 1.2%
67,965(a)	Align Technology, Inc.	$16,693,563
	Total Household Products	$16,693,563
	Insurance - 2.0%
363,504	Progressive Corp.	$28,236,991
	Total Insurance	$28,236,991
	Interactive Media & Services - 11.2%
51,892(a)	Alphabet, Inc.	$74,388,220
374,462(a)	Facebook, Inc.	84,287,652
	Total Interactive Media & Services	$158,675,872
	Internet & Direct Marketing Retail - 8.3%
42,966(a)	Amazon.com, Inc.	$104,938,869
7,814(a)	Booking Holdings, Inc.	12,810,428
	Total Internet & Direct Marketing Retail	$117,749,297
	IT Services - 13.5%
276,260	Accenture Plc	$55,699,541
131,021	Automatic Data Processing, Inc.	19,193,266
234,776	Cognizant Technology Solutions Corp.	12,443,128
222,045	Paychex, Inc.	16,049,413
274,481(a)	PayPal Holdings, Inc.	42,547,300
228,577	Visa, Inc.	44,627,373
	Total IT Services	$190,560,021
Shares		Value
	Machinery - 2.9%
68,428	Illinois Tool Works, Inc.	$11,801,093
165,709	Stanley Black & Decker, Inc.	20,788,194
118,298	Xylem, Inc.	7,847,889
	Total Machinery	$40,437,176
	Pharmaceuticals - 4.5%
118,960	Eli Lilly & Co.	$18,194,932
378,439	Merck & Co., Inc.	30,547,596
134,418	Novo Nordisk AS (A.D.R.)	8,863,523
144,140	Roche Holding AG (A.D.R.)	6,248,469
	Total Pharmaceuticals	$63,854,520
	Road & Rail - 1.5%
115,312	Norfolk Southern Corp.	$20,558,976
	Total Road & Rail	$20,558,976
	Semiconductors & Semiconductor Equipment - 3.7%
182,967	Analog Devices, Inc.	$20,666,123
83,699	Lam Research Corp.	22,905,905
96,862	Xilinx, Inc.	8,906,461
	Total Semiconductors & Semiconductor Equipment	$52,478,489
	Software - 13.7%
102,085(a)	Adobe, Inc.	$39,466,061
70,208(a)	Guidewire Software, Inc.	7,201,937
59,190	Intuit, Inc.	17,184,041
403,568	Microsoft Corp.	73,953,836
270,890(a)	salesforce.com, Inc.	47,348,863
95,930(a)	Zendesk, Inc.	8,225,998
	Total Software	$193,380,736
	Specialty Retail - 3.2%
56,013	Home Depot, Inc.	$13,918,110
23,312(a)	O'Reilly Automotive, Inc.	9,726,699
242,063	TJX Cos., Inc.	12,771,244
33,573(a)	Ulta Beauty, Inc.	8,192,148
	Total Specialty Retail	$44,608,201
	Technology Hardware, Storage & Peripherals - 4.8%
213,503	Apple, Inc.	$67,881,144
	Total Technology Hardware, Storage & Peripherals	$67,881,144
	Textiles, Apparel & Luxury Goods - 0.5%
137,389	VF Corp.	$7,707,523
	Total Textiles, Apparel & Luxury Goods	$7,707,523
	Trading Companies & Distributors - 0.9%
90,375(a)	United Rentals, Inc.	$12,552,184
	Total Trading Companies & Distributors	$12,552,184
	TOTAL COMMON STOCKS
	(Cost $1,160,673,726)	$1,414,132,429
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $1,160,673,726)	$1,414,132,429
	OTHER ASSETS AND LIABILITIES - 0.1%	$1,211,146
	NET ASSETS - 100.0%	$1,415,343,575

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,414,132,429	$–	$–	$1,414,132,429
Total Investments in Securities	$1,414,132,429	$–	$–	$1,414,132,429

During the nine months ended May 31,2020, there were no transfers between Levels 1, 2 and 3.